Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	UDN
Entity Registrant Name	POWERSHARES DB US DOLLAR INDEX BEARISH FUND
Entity Central Index Key	0001383149
Entity Filer Category	Smaller Reporting Company